Reportable Operating Segment	12 Months Ended
Dec. 31, 2014
[DisclosureTextBlockAbstract]
Reportable Operating Segments

NOTE 25

Reportable Operating Segments and Geographic Operations

Reportable Operating Segments

The Company is a leading global payments and travel company that is principally engaged in businesses comprising four reportable operating segments: USCS, ICS, GCS and GNMS.

The Company considers a combination of factors when evaluating the composition of its reportable operating segments, including the results reviewed by the chief operating decision maker, economic characteristics, products and services offered, classes of customers, product distribution channels, geographic considerations (primarily U.S. versus non-U.S.), and regulatory environment considerations. The following is a brief description of the primary business activities of the Company’s four reportable operating segments:

  USCS issues a wide range of card products and services to consumers and small businesses in the U.S., and provides consumer travel services to Card Members and other consumers.
  ICS issues proprietary consumer and small business cards outside the U.S. and operates coalition loyalty business in various countries.
  GCS offers global corporate payment services to large and mid-sized companies. The Company’s business travel operations, which had been included in GCS, were deconsolidated effective June 30, 2014 in connection with the GBT JV transaction.
  GNMS operates a global payments network that processes and settles proprietary and non-proprietary card transactions. GNMS acquires merchants and provides point-of-sale products, multi-channel marketing programs and capabilities, services and data, leveraging the Company’s global closed-loop network. It enters into partnership agreements with third-party card issuers and acquirers, licensing the American Express brand and extending the reach of the global network.

Corporate functions and certain other businesses, including the Company’s Enterprise Growth Group and other operations, are included in Corporate & Other.

The following table presents certain selected financial information as of or for the years ended December 31, 2014, 2013 and 2012:

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2014
Non-interest revenues	$12,732	$4,737	$5,173	$5,426	$752		$28,820
Interest income	5,786	1,085	15	52	241		7,179
Interest expense	604	330	240	(269)	802		1,707
Total revenues net of interest expense	17,914	5,492	4,948	5,747	191		34,292
Total provision	1,396	370	180	93	5		2,044
Pretax income (loss) from continuing operations	5,100	449	2,408	2,620	(1,586)		8,991
Income tax provision (benefit)	1,900	38	865	960	(657)		3,106
Net income (loss)	3,200	411	1,543	1,660	(929)		5,885
Total equity (billions)	10.4	3.0	3.8	2.0	1.5		20.7
2013
Non-interest revenues	12,123	4,644	5,085	5,229	846		27,927
Interest income	5,565	1,118	13	32	277		7,005
Interest expense	693	361	245	(252)	911		1,958
Total revenues net of interest expense	16,995	5,401	4,853	5,513	212		32,974
Total provision	1,250	388	129	67	(2)		1,832
Pretax income (loss) from continuing operations	4,994	643	1,244	2,469	(1,462)		7,888
Income tax provision (benefit)	1,801	12	384	894	(562)		2,529
Net income (loss)	3,193	631	860	1,575	(900)		5,359
Total equity (billions)	9.3	3.1	3.7	2.0	1.4		19.5
2012
Non-interest revenues	11,469	4,561	4,995	5,005	897		26,927
Interest income	5,342	1,147	11	23	331		6,854
Interest expense	765	402	257	(243)	1,045		2,226
Total revenues net of interest expense	16,046	5,306	4,749	5,271	183		31,555
Total provision	1,253	279	106	73	1		1,712
Pretax income (loss) from continuing operations	4,069	659	960	2,219	(1,456)		6,451
Income tax provision (benefit)	1,477	25	316	776	(625)		1,969
Net income (loss)	2,592	634	644	1,443	(831)		4,482
Total equity (billions)	$8.7	$2.9	$3.6	$2.0	$1.7		$18.9

Corporate & Other includes adjustments and eliminations for intersegment activity.

Total Revenues Net of Interest Expense

The Company allocates discount revenue and certain other revenues among segments using a transfer pricing methodology. Within the USCS, ICS and GCS segments, discount revenue reflects the issuer component of the overall discount revenue generated by each segment’s Card Members; within the GNMS segment, discount revenue reflects the network and acquirer component of the overall discount revenue. Net card fees and travel commissions and fees are directly attributable to the segment in which they are reported.

Interest and fees on loans and certain investment income is directly attributable to the segment in which it is reported. Interest expense represents an allocated funding cost based on a combination of segment funding requirements and internal funding rates.

Provisions for Losses

The provisions for losses are directly attributable to the segment in which they are reported.

Expenses

Marketing and promotion expenses are included in each segment based on actual expenses incurred, with the exception of brand advertising, which is primarily reflected in the GNMS and USCS segments. Rewards and Card Member services expenses are included in each segment based on actual expenses incurred within each segment.

Salaries and employee benefits and other operating expenses include expenses such as professional services, occupancy and equipment and communications incurred directly within each segment. In addition, expenses related to the Company’s support services, such as technology costs, are allocated to each segment primarily based on support service activities directly attributable to the segment. Other overhead expenses, such as staff group support functions, are allocated from Corporate & Other to the other segments based on a mix of each segment’s direct consumption of services and relative level of pretax income.

Capital

Each business segment is allocated capital based on established business model operating requirements, risk measures and regulatory capital requirements. Business model operating requirements include capital needed to support operations and specific balance sheet items. The risk measures include considerations for credit, market and operational risk.

Income Taxes

An income tax provision (benefit) is allocated to each business segment based on the effective tax rates applicable to various businesses that comprise the segment.

Geographic Operations

The following table presents the Company’s total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	U.S.	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2014(c)
Total revenues net of interest expense	$24,855	$3,767		$2,934		$2,888		$(152)		$34,292
Pretax income (loss) from continuing operations	8,869	525		463		683		(1,549)		8,991
2013(c)
Total revenues net of interest expense	$23,745	$3,700		$2,952		$2,900		$(323)		$32,974
Pretax income (loss) from continuing operations	7,679	524		488		701		(1,504)		7,888
2012(c)
Total revenues net of interest expense	$22,631	$3,594		$3,106		$2,774		$(550)		$31,555
Pretax income (loss) from continuing operations	6,468	505		426		605		(1,553)		6,451

  EMEA represents Europe, the Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and the Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management’s judgment.